Commitments and Contingencies - Investments Requiring Commitment of Capital (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Commitments [Line Items]
Investments	$ 100,199,823	$ 91,030,336
Capital Commitments
Other Commitments [Line Items]
Investments	1,050,195	499,963
Capital Commitments | Limited Partnerships
Other Commitments [Line Items]
Investments	187,484	26,000
Capital Commitments | Private placement debt
Other Commitments [Line Items]
Investments	127,438	103,200
Capital Commitments | Infrastructure Debt
Other Commitments [Line Items]
Investments	320,913	37,990
Capital Commitments | Mortgage Loans
Other Commitments [Line Items]
Investments	$ 414,360	$ 332,773